UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund
The fund's portfolio
2/28/11 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.9%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (82.2%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$500,005
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,045,190
AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF
Administration Bldg.), 5s, 7/1/21	A3	700,000	725,767
AZ Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	A+	1,750,000	1,688,068
(Catholic Hlth. Care West), Ser. D, 5s, 7/1/28	A2	500,000	460,855
AZ Hlth. Fac. Auth. VRDN (Catholic West), Ser. F,
0.24s, 7/1/35	VMIG1	400,000	400,000
AZ Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds
(Kirksville College), 5 1/8s, 1/1/30	A-	750,000	697,088
AZ School Fac. Board COP, 5 3/4s, 9/1/22	A1	1,000,000	1,065,680
AZ State COP, Ser. A, AGM, 5s, 10/1/29	AA+	500,000	494,020
AZ State Trans. Board Hwy. Rev. Bonds, Ser. B, 5s,
7/1/31	Aaa	500,000	513,545
AZ State U. Nanotechnology, LLC Lease Rev. Bonds
(Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	AA+	500,000	494,610
AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, NATL, 5s, 7/1/31	A1	1,000,000	917,070
AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr.
Quality), Ser. A, 5s, 10/1/30	Aaa	500,000	520,050
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	BB-/P	150,000	147,507
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL, 8s,
7/1/14	Aa1	2,150,000	2,598,791
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	425,000	433,636
Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,250,000	1,111,388
(John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB	500,000	392,525
(John C. Lincoln Hlth. Network), Ser. B, 5s, 12/1/37	BBB	500,000	401,675
Glendale, Pub. Fac. Corp. Rev. Bonds (Western Loop
101), Ser. A, 7s, 7/1/28	AA	1,000,000	1,073,020
Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev.
Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5.8s, 7/1/40	Aaa	335,000	337,197
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	1,500,000	1,497,825
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt.
Coll., 7s, 12/1/16 (Escrowed to maturity)	BBB	2,250,000	2,670,927
Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	1,300,000	1,425,060
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	A1	650,000	625,222
Maricopa Cnty., Unified School Dist. G.O. Bonds (No.
60 Higley School Impt.), Ser. C, 5s, 7/1/27	Aa3	1,000,000	1,024,580
McAllister, Academic Village Rev. Bonds (AZ State U.
Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,036,200
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	A/P	2,000,000	2,037,080
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds
(6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	800,000	829,920
Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC
Coll., 5.8s, 12/1/39	Aaa	280,000	284,990
Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27 (Prerefunded,
7/1/12)	AAA	1,500,000	1,558,425
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A,
5s, 7/1/40	A1	500,000	447,480
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic
Plaza), Ser. B, FGIC, NATL
zero %, 7/1/43	AA	1,000,000	829,990
zero %, 7/1/32	AA	1,000,000	880,120
Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, 5 1/2s, 7/1/24	AAA	500,000	533,775
Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds,
Ser. A, 5s, 7/1/39	AAA	500,000	500,640
Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds (Section 8
Assistances), Ser. A, NATL, FHA Insd., 6.9s, 1/1/23	BBB	885,000	885,947

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career
Success Schools), 7 1/8s, 1/1/45	BBB-	200,000	192,218
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	1,200,000	1,193,244
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	158,238
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	AA	500,000	499,340
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	431,585
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	104,624
Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), 6s,
12/1/38	BBB+	500,000	457,850
Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO,
6s, 7/15/19	AA+	1,000,000	1,125,110
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A	750,000	631,695
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Ser. A, 5 1/4s, 9/1/30	A3	1,500,000	1,452,000
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	985,171
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), NATL
5 5/8s, 9/1/28	Baa1	1,250,000	1,260,238
5 5/8s, 9/1/23	Baa1	865,000	879,757
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	157,000	155,113
Tucson & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam. Mtge.)
Ser. 1A, GNMA Coll., 5 1/2s, 1/1/35	AA+	680,000	680,000
Ser. B, GNMA Coll., FNMA Coll., FHLMC Coll., 5.35s,
6/1/47	Aaa	540,000	558,625
U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	Baa1	500,000	518,800
6 1/4s, 7/1/29	Baa1	500,000	513,650
5s, 7/1/35	Baa1	500,000	430,695
U. of AZ Board Regents Syst. Rev. Bonds, Ser. A, 5s,
6/1/35	Aa2	500,000	473,745
Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	A1	1,100,000	1,055,648
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	983,010
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	467,670
			48,293,894

Guam (2.1%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement), 5 5/8s, 6/1/47	BBB/F	965,000	743,233
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	250,000	243,970
Territory of GU, Govt. Wtr. Wks. Auth. Rev. Bonds,
5 5/8s, 7/1/40	Ba2	150,000	135,782
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	100,000	92,851
			1,215,836

Puerto Rico (10.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	100,000	79,590
Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	A3	675,000	657,680
5 1/4s, 7/1/22	A3	500,000	496,590
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa1	1,250,000	1,161,925
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,003,050
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	A3	1,500,000	1,610,535
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	A3	225,000	220,061
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43	Aa3	1,500,000	167,475
zero %, 8/1/31	A+	3,250,000	901,908
			6,298,814

Virgin Islands (1.9%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	151,191
Ser. A-1, 5s, 10/1/39	Baa2	175,000	144,417
Ser. A, 5s, 10/1/25	Baa2	200,000	197,144
(Hovensa Refinery Fac.), 4.7s, 7/1/22	Baa3	400,000	329,644
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	345,000	267,851
			1,090,247

TOTAL INVESTMENTS

Total investments (cost $56,374,426) (b)			$56,898,791

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $58,699,403.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $56,374,426, resulting in gross unrealized appreciation and depreciation of $1,990,683 and $1,466,318, respectively, or net unrealized appreciation of $524,365.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Utilities	21.5%
Health care	16.1
Education	11.7
Local government	10.9

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	18.9%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$56,898,791	$--

Totals by level	$--	$56,898,791	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011